Intangible Assets - Additional Information (Detail) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Sep. 30, 2019 USD ($)	Sep. 30, 2019 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Finite-Lived Intangible Assets [Line Items]
Estimated amortization expenses for year one				¥ 18,148
Estimated amortization expenses for year two				17,989
Estimated amortization expenses for year three				17,468
Estimated amortization expenses for year four				17,286
Estimated amortization expenses for year five				16,086
Cost of Sales [Member]
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible assets amortisation expense	$ 2,017	¥ 13,749			¥ 10,632	¥ 9,021
General and Administrative Expense [Member]
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible assets amortisation expense			$ 8	¥ 53	¥ 923	¥ 804